Other Long-Term Loan (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Other Long-Term Loan [Abstract]
Amount of EUR		€ 85,000
Amount of EUR in cash		€ 15,000
Annual interest rate	5.00%	5.00%
Loan and accrued interest (in Dollars) | $	$ 375,825